Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ashmore Funds
Prospectus Date	rr_ProspectusDate	Apr. 11, 2017
Document Creation Date	dei_DocumentCreationDate	Nov. 09, 2017